Non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current financial assets.
Cash reserve related to the liquidity agreement	€ 72	€ 80	€ 45
Guarantee deposit related to the non-convertible bonds	648	320
Guarantee deposit related to the 2021 Kreos loan contract	104
Miscellaneous	10	13
Total non-current financial assets	€ 186	€ 413